Annual Total Returns- Vanguard Energy Fund (Retail) [BarChart] - Retail - Vanguard Energy Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.74%)	2.67%	18.14%	(14.26%)	(21.50%)	33.10%	3.17%	(17.15%)	13.20%	(30.84%)